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                                 STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.
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Supplement dated July 31, 2003          Non-fundamental limitation 4 is hereby
to Statement of Additional              deleted in its entirety and replaced
Information dated May 1, 2003           with the following:


                                        (4) borrow money, except from banks for
                                        extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets (including, in each case, the amount borrowed less liabilities (other than borrowings)), or purchase securities while borrowings exceed 5% of its total assets, except that (i) the Emerging Markets Debt Portfolio may borrow in accordance with fundamental investment limitation number (5) above and (ii) the Technology Portfolio may purchase securities while borrowings exceed 5% of its total assets, provided that the sole purpose of such borrowings is to honor redemption requests; and

                                        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE
                                        REFERENCE
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